Lease Liabilities	12 Months Ended
Jun. 30, 2024
Lease liabilities [abstract]
Lease Liabilities
(16) Right -of-use assets

	June 30,
	2024	2023

	(In thousands of US Dollars)
Net carrying amount:
Office Building	368	—
Land	11	45
Vast’s right-of-use asset pertains to the lease of its office as well as use of land for operations. The office lease is due to the registered office and principal executive office move during the year to Suite 7.02, 124 Walker Street, North Sydney, NSW 2060, Australia.

	2024	2023

	(In thousands of US Dollars)
Movements in carrying amounts:
Opening balance at July 1	146	152
Additions during the year	394	—
Exchange differences	(8)	(6)
Closing Balance at June 30	532	146
Accumulated depreciation
Opening Balance at July 1	(101)	(71)
Depreciation expense	(63)	(34)
Exchange differences	11	4
Closing Balance at June 30	(153)	(101)
Net book value June 30	379	45
Amounts recognised in profit and loss:
Depreciation expense on right-of-use asset	(63)	(34)
Interest expense on lease liabilities	(23)	(6)
Refer to the consolidated statements of cash flows for the total cash outflow for leases during the year.
(17) Lease Liabilities

	June 30,
	2024	2023

	(In thousands of US Dollars)
Current
Lease liabilities	134	26
Non-current
Lease liabilities	299	28
Total Lease Liability	433	54
Future minimum lease payments
Future lease payments payable in relation to lease of the office and land:

	June 30,
	2024	2023

	(In thousands of US Dollars)
Within one year	111	43
Later than one year but not later than 5 years	467	14
Total	578	57